Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	$ 20,038,433	$ 121,443
Other financial assets	20,627,062	584,244
Hedging derivatives, non-current	30,789,703	25,533,189
Other financial assets	33,418,204	28,827,542
Financial Assets Held for Trading [Member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	402,716
Total Current	402,716
Total	402,716
Held-to-maturity Investments [Member]
Disclosure Of Financial Assets [Line Items]
Other financial assets	185,913	462,801
Total Current	185,913	462,801
Other financial assets		652,733
Total Non-current		652,733
Total	185,913	1,115,534
Loans and Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Other financial assets	478,880,650	464,235,411
Total Current	478,880,650	464,235,411
Other financial assets	36,182,399	33,500,105
Total Non-current	36,182,399	33,500,105
Total	515,063,049	497,735,516
Available-for-sale Financial Assets [Member]
Disclosure Of Financial Assets [Line Items]
Equity instruments	2,628,501	2,641,620
Total Non-current	2,628,501	2,641,620
Total	2,628,501	2,641,620
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Assets [Line Items]
Hedging derivatives, current	20,038,433	121,443
Total Current	20,038,433	121,443
Hedging derivatives, non-current	30,789,703	25,533,189
Total Non-current	30,789,703	25,533,189
Total	$ 50,828,136	$ 25,654,632